UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 4,207	$ 424	$ 57
Other current assets		3,601	3,874
Total current assets	4,207	4,025	3,931
Property and equipment	46,644	51,960	50,833
Other assets:
Intangible assets	23,688	13,138	12,095
Total other assets	23,688	13,138	12,095
Total assets	74,539	69,123	66,859
Current liabilities:
Accounts payable and accrued liabilities	201,985	165,712	2,655
Convertible note payable	19,396	20,102
Loans from non-related parties	39,722
Loans from related parties	67,672	80,474	90,984
Total current liabilities	328,775	266,288	93,639
Commitments and contingencies
Stockholders' deficit:
Preferred stock
Common stock	5,077	4,417	4,417
Additional paid in capital	6,041
Other comprehensive (loss) income	5,788	(795)	529
Deficit accumulated during the exploratory stage	(271,142)	(200,787)	(31,726)
Total stockholders' deficit	(254,236)	(197,165)	(26,780)
Total liabilities and stockholders' deficit	$ 74,539	$ 69,123	$ 66,859